Shareholders' equity	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Shareholders' equity
Shareholders’ equity
Common Stock
As of March 31, 2017 and December 31, 2016, we had 195,000,000 shares of common stock, $0.01 cent par value per share, authorized under our Restated Certificate of Incorporation, of which 94,448,636 shares were issued and 87,262,115 shares were outstanding at March 31, 2017; 94,437,418 shares were issued and 87,250,897 shares were outstanding at December 31, 2016.
The rights, preferences and privileges of holders of our common stock are subject to, and may be adversely affected by, the rights of the holders of shares of any series of our preferred stock which are currently outstanding, including our Series A Convertible Preferred Stock, or which we may designate and issue in the future.
Stock Repurchase Program
In 2011, our Board of Directors approved a $60,000 common stock repurchase program which was expanded in 2015 to $130,000. Through March 31, 2017 we had repurchased 7,186,521 shares of common stock for an aggregate purchase price of $86,276. We have made no share repurchases since April 2015 and we have $43,724 remaining under the repurchase program authorization. The repurchase program may be expanded, suspended or discontinued by our Board, in its sole discretion, at any time.
Shares of common stock repurchased are recorded at cost as treasury stock and result in a reduction of shareholders’ equity in the consolidated balance sheets. From time to time, treasury shares may be reissued and we use an average cost method for determining the cost for reissued treasury shares. The difference between the cost of the shares and the reissuance price is added to or deducted from additional paid-in capital.
Preferred Stock
As of March 31, 2017 and December 31, 2016 we had 5,000,000 shares of preferred stock, $0.01 cent par value per share, authorized under our Restated Certificate of Incorporation. In 2008, we issued 160,000 shares of our Series A Convertible Preferred Stock, all of which are held by Glencore, and at March 31, 2017 and December 31, 2016, 75,577 and 75,625 shares were outstanding, respectively. The issuance of common stock under our stock incentive programs, debt exchange transactions and any stock offering that excludes Glencore participation triggers anti-dilution provisions of the preferred stock agreement and results in the automatic conversion of Series A Convertible Preferred Stock shares into shares of common stock. The conversion of preferred to common shares is 100 shares of common for each share of preferred stock.  Our Series A Convertible Preferred Stock has a par value of $0.01 per share.
Our Board of Directors may issue preferred stock in one or more series and determine for each series the dividend rights, conversion rights, voting rights, redemption rights, liquidation preferences, sinking fund terms and the number of shares constituting that series, as well as the designation thereof.  Depending upon the terms of preferred stock established by our Board of Directors, any or all of the preferred stock could have preference over the common stock with respect to dividends and other distributions and upon the liquidation of Century. In addition, issuance of any shares of preferred stock with voting powers may dilute the voting power of the outstanding common stock.

The Common and Preferred Stock Activity table below contains additional information about preferred stock conversions during the three months ended March 31, 2017 and 2016.

Common and Preferred Stock Activity:	Preferred stock	Common stock
(in shares)	Series A convertible	Treasury	Outstanding
Beginning balance as of December 31, 2016	75,625	7,186,521	87,250,897
Conversion of convertible preferred stock	(48)	—	4,795
Issuance for share-based compensation plans	—	—	6,423
Ending balance as of March 31, 2017	75,577	7,186,521	87,262,115

Beginning balance as of December 31, 2015	76,539	7,186,521	87,038,050
Conversion of convertible preferred stock	(93)	—	9,305
Issuance for share-based compensation plans	—	—	12,378
Ending balance as of March 31, 2016	76,446	7,186,521	87,059,733

Shareholders' equity
Common Stock
As of December 31, 2016 and 2015, we had 195,000,000 shares of common stock, $0.01 cent par value, authorized under our Restated Certificate of Incorporation, of which 94,437,418 shares were issued and 87,250,897 shares were outstanding at December 31, 2016; 94,224,571 shares were issued and 87,038,050 shares were outstanding at December 31, 2015.
The rights, preferences and privileges of holders of our common stock are subject to, and may be adversely affected by, the rights of the holders of shares of any series of our preferred stock which are currently outstanding, including our Series A Convertible Preferred Stock, or which we may designate and issue in the future.
Preferred Stock
As of December 31, 2016 and 2015, we had 5,000,000 shares of preferred stock, $0.01 cent par value per share, authorized under our Restated Certificate of Incorporation. Our Board of Directors may issue preferred stock in one or more series and determine for each series the dividend rights, conversion rights, voting rights, redemption rights, liquidation preferences, sinking fund terms and the number of shares constituting that series, as well as the designation thereof.  Depending upon the terms of preferred stock established by our Board of Directors, any or all of the preferred stock could have preference over the common stock with respect to dividends and other distributions and upon the liquidation of Century. In addition, issuance of any shares of preferred stock with voting powers may dilute the voting power of the outstanding common stock.
Series A Convertible Preferred Stock
Shares Authorized and Outstanding.  In 2008, we issued 160,000 shares of our Series A Convertible Preferred Stock.  Glencore holds all of the issued and outstanding Series A Convertible Preferred Stock. At December 31, 2016 and December 31, 2015, 75,625 shares and 76,539 were outstanding, respectively.
The issuance of common stock under our stock incentive programs, debt exchange transactions and any stock offering that excludes Glencore participation triggers anti-dilution provisions of the preferred stock agreement and results in the automatic conversion of Series A Convertible Preferred Stock shares into shares of common stock. The conversion of preferred to common shares is 100 shares of common for each share of preferred stock.  Our Series A Convertible Preferred Stock has a par value of $0.01 per share.
The Common and Preferred Stock Activity table below contains additional information about preferred stock conversions during 2016, 2015 and 2014:

Common and Preferred Stock Activity:	Preferred stock	Common stock
(in shares)	Series A Convertible	Treasury	Outstanding
Balance as of December 31, 2013	79,620	4,786,521	88,710,277
Conversion of convertible preferred stock	(1,479)	—	147,952
Issuance for share-based compensation plans	—	—	206,353
Balance as of December 31, 2014	78,141	4,786,521	89,064,582
Repurchase of common stock	—	2,400,000	(2,400,000)
Conversion of convertible preferred stock	(1,602)	—	160,162
Issuance for share-based compensation plans	—	—	213,306
Balance as of December 31, 2015	76,539	7,186,521	87,038,050
Conversion of convertible preferred stock	(914)	—	91,362
Issuance for share-based compensation plans	—	—	121,485
Balance as of December 31, 2016	75,625	7,186,521	87,250,897

Dividend Rights.  So long as any shares of our Series A Convertible Preferred Stock are outstanding, we may not pay or declare any dividend or make any distribution upon or in respect of our common stock or any other capital stock ranking on a parity with or junior to the Series A Convertible Preferred Stock in respect of dividends or liquidation preference, unless we, at the same time, declare and pay a dividend or distribution on the shares of Series A Convertible Preferred Stock (a) in an amount equal to the amount such holders would receive if they were the holders of the number of shares of our common stock into which their shares of Series A Convertible Preferred Stock are convertible as of the record date fixed for such dividend or distribution, or (b) in the case of a dividend or distribution on other capital stock ranking on a parity with or junior to the Series A Convertible Preferred Stock in such amount and in such form as (based on the determination of holders of a majority of the Series A Convertible Preferred Stock) will preserve, without dilution, the economic position of the Series A Convertible Preferred Stock relative to such other capital stock.
Voting Rights.  The Series A Convertible Preferred Stock has no voting rights for the election of directors or on other matters where the shares of common stock have voting rights.  However, we may not change the powers, preferences, or rights given to the Series A Convertible Preferred Stock, or authorize, create or issue any additional shares of Series A Convertible Preferred Stock without the affirmative vote of the holders of a majority of the shares of Series A Convertible Preferred Stock then outstanding (voting separately as a class).
Liquidation Rights.  Upon any liquidation, dissolution, or winding-up of Century, the holders of shares of Series A Convertible Preferred Stock are entitled to receive a preferential distribution of $0.01 per share out of the assets available for distribution.  In addition, upon any liquidation, dissolution or winding-up of Century, if our assets are sufficient to make any distribution to the holders of the common stock, then the holders of shares of Series A Convertible Preferred Stock are also entitled to share ratably with the holders of common stock in the distribution of Century’s assets (as though the holders of Series A Convertible Preferred Stock were holders of that number of shares of common stock into which their shares of Series A Convertible Preferred Stock are convertible).  However, the amount of any such distribution will be reduced by the amount of the preferential distribution received by the holders of the Series A Convertible Preferred Stock.
Transfer Restrictions.  Glencore is prohibited from transferring shares of Series A Convertible Preferred Stock to any party other than an affiliate who agrees to become bound by certain agreements associated with these shares.
Automatic Conversion.  The Series A Convertible Preferred Stock automatically converts, without any further act of Century or any holders of Series A Convertible Preferred Stock, into shares of common stock, at a conversion ratio of 100 shares of common stock for each share of Series A Convertible Preferred Stock, upon the occurrence of any of the following automatic conversion events:

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If we sell or issue shares of common stock or any other stock that votes generally with our common stock, or the occurrence of any other event, including a sale, transfer or other disposition of common stock by Glencore, as a result of which the percentage of voting stock held by Glencore decreases, an amount of Series A Convertible Preferred Stock will convert to common stock to restore Glencore to its previous ownership percentage;

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If shares of Series A Convertible Preferred Stock are transferred to an entity that is not an affiliate of Glencore, such shares of Series A Convertible Preferred Stock will convert to shares of our common stock, provided that such transfers may only be made pursuant to an effective registration statement;

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Upon a sale of Series A Convertible Preferred Stock by Glencore in a Rule 144 transaction in which the shares of Series A Convertible Preferred Stock and our common stock issuable upon the conversion thereof are not directed to any purchaser, such shares of Series A Convertible Preferred Stock sold will convert to shares of our common stock; and

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Immediately prior to and conditioned upon the consummation of a merger, reorganization or consolidation to which we are a party or a sale, abandonment, transfer, lease, license, mortgage, exchange or other disposition of all or substantially all of our property or assets, in one or a series of transactions where, in any such case, all of our common stock would be converted into the right to receive, or exchanged for, cash and/or securities, other than any transaction in which the Series A Convertible Preferred Stock will be redeemed.

Optional Conversion.  Glencore has the option to convert the Series A Convertible Preferred Stock in a tender offer or exchange offer, at the same conversion ratio as above, in which a majority of the outstanding shares of our common stock have been tendered by the holders thereof and not duly withdrawn at the expiration time of such tender or exchange offer, so long as the Series A Convertible Preferred Stock is tendered or exchanged in such offer.
Stock Combinations – Adjustments.  If, at any time while the Series A Convertible Preferred Stock is outstanding, Century combines outstanding common stock into a smaller number of shares, then the number of shares of common stock issuable on conversion of each share of Series A Convertible Preferred Stock will be decreased in proportion to such decrease in the aggregate number of shares of common stock outstanding.
Redemptions or Repurchases of Common Stock.  We may not redeem or repurchase our common stock unless we redeem or repurchase, or otherwise make a payment on, a pro rata number of shares of the Series A Convertible Preferred Stock.  These restrictions do not apply to our open market repurchases or our repurchases pursuant to our employee benefit plans.
Right of Redemption.  The Series A Convertible Preferred Stock will be redeemed by Century if any of the following events occur (at a redemption price based on the trading price of our common stock prior to the announcement of such event) and Glencore votes its shares of our common stock in opposition to such events:

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We propose a merger, reorganization or consolidation, sale, abandonment, transfer, lease, license, mortgage, exchange or other disposition of all or substantially all of our property or assets where any of our common stock would be converted into the right to receive, or exchanged for, assets other than cash and/or securities traded on a national stock exchange or that are otherwise readily marketable, or

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We propose to dissolve and wind up operations and any assets, other than cash and/or securities traded on a national stock exchange or that are otherwise readily marketable, are to be distributed to the holders of our common stock.

Stock Repurchase Program
In 2011, our Board of Directors authorized a $60 million stock repurchase program and during the first quarter of 2015, our Board of Directors increased the size of the program by $70 million.  Under the program, Century is authorized to repurchase up to $130 million of our outstanding shares of common stock, from time to time, on the open market at prevailing market prices, in block trades or otherwise.  The timing and amount of any shares repurchased will be determined by our management based on its evaluation of market conditions, the trading price of our common stock and other factors.  The stock repurchase program may be suspended or discontinued at any time.
Shares of common stock repurchased are recorded at cost as treasury stock and result in a reduction of shareholders’ equity in the consolidated balance sheets. From time to time, treasury shares may be reissued as contributions to our employee benefit plans and for the conversion of convertible preferred stock. When shares are reissued, we use an average cost method for determining cost. The difference between the cost of the shares and the reissuance price is added to or deducted from additional paid-in capital.
Through December 31, 2016, we repurchased 7,186,521 shares of common stock for an aggregate purchase price of $86,276. We have made no repurchases since April 2015 and have approximately $43,724 remaining under the repurchase program authorization as of December 31, 2016.